Offerings - Offering: 1	Aug. 22, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value
Amount Registered | shares	38,850,038
Proposed Maximum Offering Price per Unit | $ / shares	2.5
Maximum Aggregate Offering Price	$ 97,125,095
Fee Rate	0.01531%
Amount of Registration Fee	$ 14,869.85
Offering Note

(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall be deemed to cover any additional securities to be offered or issued from stock splits, stock dividends or similar transactions with respect to the shares being registered.

(2)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act. The price shown is the average of the high and low selling price of the common stock on August 18, 2025, as reported on the Nasdaq Capital Market.

(3)	Consists of up to 38,850,038 shares of Common Shares offered for resale by the selling shareholder named in the prospectus.